Income Taxes - Schedule of Components of the Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
United States	$ 28,091	$ 2,285	$ (7,174)
Foreign	(99,127)	(69,609)	(104,514)
State	(400)	(166)	(392)
Total current	(71,436)	(67,490)	(112,080)
Deferred:
United States	124,043	(2,226)	(2,919)
Foreign	27,216	32,786	18,735
State	11,485	2,490	900
Total deferred	162,744	33,050	16,716
Total income tax benefit (expense)	$ 91,308	$ (34,440)	$ (95,364)